Fair value measurements (Details) - Schedule of change in the fair value of warrant liabilities and working capital loan (Parentheticals) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Apr. 01, 2022	Jan. 31, 2022
Kludein I Acquisition Corp. [Member] | Working Capital Loan [Member]
Fair value measurements (Details) - Schedule of change in the fair value of warrant liabilities and working capital loan (Parentheticals) [Line Items]
Initial measurement draw	$ 152,500	$ 360,000	$ 250,000	$ 112,500	$ 350,000